Related Party Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

14. RELATED PARTY TRANSACTIONS

Related parties are entities with common direct or indirect shareholders and/or directors. Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the party in making financial and operating decisions. The amount due from related parties is unsecured, interest-free and has no fixed terms of repayment.

The amount charged by related parties are as follows:

	Nine Months Ended	Year Ended
	December 31, 2019	March 31, 2019
	(Unaudited)	(Audited)
Accounting fees	$537	$15,256
Secretary fees	$163	$2,712
Payroll charges	$3,715	$4.506
Management fees	$-	$1,558
Trainer fees - See Kok Chong	$3,605	$52,228
Director fees - See Kok Chong	$15,573	$34,530
Office rental	$43,241	$53,999
Professional fees	$7,521	$15,741
	$74,355	$180,530

The amount due from related parties are as follows:

	Period Ended	Year Ended
	December 31, 2019	March 31, 2019
	(Unaudited)	(Audited)
Masteryasia (M) Sdn Bhd	$-	$209,859
Quest Consulting Ltd	$10,711	$9,715
Castlefield Realty International Holdings Sdn Bhd	$59,599	$66,348
Bluesky Oasis Sdn Bhd	$-	$1,224
Quest Management Consulting (Shanghai) Co Ltd	$350	$351
Castlefield Realty International Sdn Bhd	$117	$118
Ilham Trading International Sdn Bhd	$-	$215
BetterBlue Sdn Bhd	$392	$-
Speedprop Global Sdn Bhd	$2,522	$-
Others	$227	$226
	$73,918	$288,056

The amount due to related parties are as follows:

	Period Ended	Year Ended
	December 31, 2019	March 31, 2019
	(Unaudited)	(Audited)
LifeChamp Sdn Bhd	$508	$57
Masteryasia (M) Sdn Bhd	$42,747	$994
Quest Services Sdn Bhd	$626	$427
Quest Learning Sdn Bhd	$20,931	$2,665
QSC Asia Sdn Bhd		1,932
Castlefield Global Sdn Bhd	$139	$-
Speedprop Global Sdn Bhd	$3,940	$-
Inpromastery Sdn Bhd	$40	$-
	$68,931	$6,075

15. RELATED PARTY TRANSACTIONS

Related parties are entities with common direct or indirect shareholders and/or directors. Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the party in making financial and operating decisions. The amount due from related parties is unsecured, interest-free and has no fixed terms of repayment.

The amount charged by related parties are as follows:

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
	(Audited)	(Restated)
Accounting fees	$15,256	$14,723
Secretary fees	$2,712	$1,344
Payroll charges	$4,506	$2,147
Management fees	$1,558	$51,924
Trainer fees - See Kok Chong	$52,228	$37,109
Director fees - See Kok Chong	$34,530	$28,954
Office rental	$53,999	$-
Professional fees	$15,741	$46,850
Licence fees	$-	$2,200
Listing expenses	$-	$(30,000)
	$180,530	$155,251

The amount due from related parties are as follows:

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
	(Audited)	(Restated)
Masteryasia (M) Sdn Bhd	$209,859	$295,697
Quest Consulting Ltd	$9,715	$21,991
Castlefield Realty International Holdings Sdn Bhd	$66,348	$64,696
Bluesky Oasis Sdn Bhd	$1,224	$-
Quest Management Consulting (Shanghai) Co Ltd	$351	$-
Castlefield Realty International Sdn Bhd	$118	$-
Ilham Trading International Sdn Bhd	$215	$-
Others	$226	$-
	$288,056	$382,384

The amount due to related parties are as follows:

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
	(Audited)	(Audited)
LifeChamp Sdn Bhd	$57	$-
Masteryasia (M) Sdn Bhd	$994	$-
Quest Services Sdn Bhd	$427	$322
Quest Learning Sdn Bhd	$2,665	$300
QSC Asia Sdn Bhd	$1,932	$-
	$6,075	$622